iShares®

iShares Trust

Supplement dated August 20, 2020 (the “Supplement”)

to the Statements of Additional Information (“SAIs”) for the

iShares Edge MSCI Min Vol Europe ETF (EUMV),

iShares Edge MSCI Min Vol Japan ETF (JPMV),

iShares Europe Developed Real Estate ETF (IFEU)

iShares Currency Hedged MSCI Australia ETF (HAUD),

iShares Currency Hedged MSCI Italy ETF (HEWI),

iShares Currency Hedged MSCI South Korea ETF (HEWY),

iShares Currency Hedged MSCI Spain ETF (HEWP), and

iShares Currency Hedged MSCI Switzerland ETF (HEWL)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI for each Fund.

The Funds have liquidated effective August 20, 2020. All references to the Funds in the SAIs are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.	IS-A-FC-0820

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